UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07605

T. Rowe Price Mid-Cap Value Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

Item 1. Schedule of Investments

Mid-Cap Value Fund	March 31, 2014

T. Rowe Price Mid-Cap Value Fund

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares/$ Par	Value
COMMON STOCKS 93.9%		
CONSUMER DISCRETIONARY 9.0%		
Auto Components 0.8%		
Visteon (1)	1,029,800	91,076
		91,076
Diversified Consumer Services 1.2%		
Graham Holdings	115,743	81,454
Strayer Education (1)(2)	1,258,000	58,409
		139,863
Leisure Products 1.4%		
Hasbro	676,000	37,599
Mattel	2,587,700	103,793
Sankyo-Gunma (JPY)	559,000	23,497
		164,889
Media 2.7%		
Cablevision, Class A	7,407,300	124,961
Charter Communications, Class A (1)	291,400	35,900
DreamWorks Animation, Class A (1)	1,790,100	47,527
News Corp, Class A (1)	4,481,855	77,178
Scholastic	1,189,300	41,007
		326,573
Multiline Retail 1.2%		
Kohl's	2,486,300	141,222
		141,222
Specialty Retail 1.6%		
Abercrombie & Fitch	1,626,200	62,608
CarMax (1)	974,100	45,588
Gap	2,048,300	82,055
		190,251

Textiles, Apparel & Luxury Goods 0.1%		
Coach	393,200	19,526
		19,526
Total Consumer Discretionary		1,073,400
CONSUMER STAPLES 8.6%		
Beverages 0.3%		
Beam	322,200	26,839
Brown-Forman, Class B	40,300	3,615
		30,454
Food & Staples Retailing 2.5%		
Kroger	3,250,200	141,871
Sysco	4,292,916	155,103
		296,974
Food Products 4.4%		
Archer-Daniels-Midland	3,299,000	143,144
Bunge Limited	1,931,600	153,581
Flowers Foods	3,303,908	70,869
Kellogg	1,310,300	82,169
McCormick	896,000	64,279
Tootsie Roll Industries	343,802	10,293
		524,335
Household Products 0.4%		
Clorox	606,100	53,343
		53,343
Personal Products 1.0%		
Avon	7,726,100	113,110
		113,110
Total Consumer Staples		1,018,216

Consumer Finance 0.6%		
Ally Financial, Acquisition Date: 12/11/13 Acquisition Cost $31,273 (1)(3)	4,633	38,060
Ally Financial Restricted, Acquisition Date: 1/23/14 Acquisition Cost $33,822 (1)(3)	4,586	35,790
		73,850
Diversified Financial Services 0.1%		
Groupe Bruxelles Lambert (EUR)	167,596	16,746
		16,746
Insurance 8.3%		
CNA Financial	2,927,900	125,080
Enstar (1)	134,600	18,347
Fidelity National Financial	3,765,524	118,388
First American Financial (2)	5,428,524	144,127
Kemper	2,291,661	89,764
Loews	1,505,493	66,317
Marsh & McLennan	3,989,100	196,663
OneBeacon Insurance Group, Class A	1,032,710	15,966
Progressive	2,910,400	70,490
White Mountains Insurance Group	249,900	149,915
		995,057
Real Estate Investment Trusts 2.5%		
AvalonBay Communities, REIT	301,000	39,527
Vornado Realty Trust, REIT	892,700	87,985
Weingarten Realty Investors, REIT	1,643,700	49,311
Weyerhaeuser, REIT	3,934,200	115,469
		292,292
Real Estate Management & Development 0.5%		
St. Joe (1)	2,952,860	56,843
		56,843

Thrifts & Mortgage Finance 0.7%		
Capitol Federal Financial	6,389,629	80,190
		80,190
Total Financials		3,030,755
HEALTH CARE 6.1%		
Health Care Providers & Services 3.2%		
HealthSouth	2,253,557	80,970
Kindred Healthcare	2,230,900	52,248
Quest Diagnostics	1,739,600	100,758
Select Medical Holdings	6,740,212	83,916
Tenet Healthcare (1)	1,449,200	62,040
		379,932
Pharmaceuticals 2.9%		
Forest Laboratories (1)	751,900	69,378
Hospira (1)	5,060,826	218,880
Mallinckrodt (1)	884,400	56,080
		344,338
Total Health Care		724,270
INDUSTRIALS & BUSINESS SERVICES 9.3%		
Aerospace & Defense 2.5%		
Textron	7,511,600	295,130
		295,130
Air Freight & Logistics 1.2%		
C.H. Robinson Worldwide	2,779,100	145,597
		145,597
Airlines 2.3%		
Southwest Airlines	11,492,700	271,343
		271,343

Commercial Services & Supplies 1.1%		
Cintas	2,169,000	129,294
		129,294
Machinery 0.9%		
Harsco	3,131,600	73,373
Ingersoll-Rand	720,200	41,224
		114,597
Professional Services 1.3%		
ManpowerGroup	1,974,400	155,642
		155,642
Total Industrials & Business Services		1,111,603
INFORMATION TECHNOLOGY 4.9%		
Communications Equipment 0.5%		
ADTRAN	2,221,700	54,232
		54,232
Electronic Equipment, Instruments & Components 0.4%		
AVX	2,184,700	28,794
Dolby Laboratories, Class A (1)	349,459	15,551
		44,345
IT Services 0.4%		
CoreLogic (1)	1,776,703	53,372
		53,372
Semiconductor & Semiconductor Equipment 3.5%		
Applied Materials	10,124,800	206,748
ASML Holding	407,182	38,015
Broadcom, Class A	4,250,900	133,818
ON Semiconductor (1)	4,660,900	43,813
		422,394

Software 0.1%		
FactSet Research Systems	131,502	14,177
		14,177
Total Information Technology		588,520
MATERIALS 8.4%		
Chemicals 2.2%		
Celanese, Class A	1,230,100	68,283
International Flavors & Fragrances	867,100	82,955
Scotts Miracle Gro	1,842,800	112,927
		264,165
Construction Materials 1.4%		
Vulcan Materials	2,393,000	159,015
		159,015
Containers & Packaging 2.5%		
MeadWestvaco	3,946,700	148,554
Packaging Corporation of America	2,133,600	150,141
		298,695
Metals & Mining 2.1%		
Alcoa	2,474,729	31,850
Franco-Nevada (CAD)	1,850,600	85,039
Lonmin (GBP) (1)	6,022,522	28,769
Newmont Mining	4,569,700	107,114
		252,772
Paper & Forest Products 0.2%		
Louisiana Pacific (1)	1,272,200	21,462
		21,462
Total Materials		996,109

CONVERTIBLE PREFERRED STOCKS 0.0%		
FINANCIALS 0.0%		
Real Estate Investment Trusts 0.0%		
Weyerhaeuser, REIT	82,900	4,521
Total Convertible Preferred Stocks (Cost $4,145)		4,521
CONVERTIBLE BONDS 0.5%		
Radian, 2.25%, 3/1/19	8,212,000	12,598
UTi Worldwide, 4.50%, 3/1/19 (5)	41,420,000	43,947
Total Convertible Bonds (Cost $49,730)		56,545
SHORT-TERM INVESTMENTS 5.6%		
Money Market Funds 5.6%		
T. Rowe Price Reserve Investment Fund, 0.06% (2)(6)	667,656,774	667,657
Total Short-Term Investments (Cost $667,657)		667,657
Total Investments in Securities		
100.0% of Net Assets (Cost $8,810,264)		**$ 11,923,290**

‡ Denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Affiliated Companies
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $73,850 and represents 0.6% of net assets.
(4) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(5) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period-end amounts to $43,947 and represents 0.4% of net assets.
(6) Seven-day yield

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Mid-Cap Value Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Mid-Cap Value Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund commenced operations on June 28, 1996. The fund seeks to provide long-term capital appreciation by investing primarily in mid-sized companies that appear to be undervalued.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including but not limited to ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the fund’s Board; is chaired by the fund’s treasurer; and has representation from legal, portfolio management and trading, operations, and risk management.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded domestic equity securities generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2014:

There were no material transfers between Levels 1 and 2 during the period.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

NOTE 4 - FEDERAL INCOME TAXES

At March 31, 2014, the cost of investments for federal income tax purposes was $8,810,264,000. Net unrealized gain aggregated $3,113,024,000 at period-end, of which $3,347,919,000 related to appreciated investments and $234,895,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund, the T. Rowe Price Government Reserve Investment Fund, or the T. Rowe Price Short-Term Reserve Fund (collectively, the Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The Price Reserve Investment Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Mid-Cap Value Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 23, 2014

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 23, 2014

	By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date May 23, 2014